INCOME TAX EXPENSE - Movements in net deferred tax liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
ReconciliationOfChangesInDeferredTaxLiabilityAssetAbstract
Balance at the beginning of the year	R (183.2)	R (155.0)
Recognised in profit or loss	(80.7)	(28.2)	R 19.5
Recognised in other comprehensive income	(1.2)	0.0
Balance at the end of the year	R (265.1)	R (183.2)	R (155.0)